Property, plant and equipment - Commitments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item
Spanish Energy Businesses
Disclosure of joint ventures [abstract]
Capital expenditure commitments	$ 4,598	$ 12,493
Addition of annual capacity to existing hydroelectric power plants (in MW) | item	19	19
Solar Joint Venture Agreement
Disclosure of joint ventures [abstract]
Capital expenditure commitments	$ 62,000
Period of commitment to capital expenditures	2 years
Potential future capital commitments	$ 53,500